TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 445	SFr 69	SFr 1,512
Weighted-average life, in years	10 years	8 years 4 months 26 days	8 years 2 months 14 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	2.40%	2.40%	1.70%
Expected credit losses (rate per annum), in % (as a percent)	0.60%	0.00%	0.70%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	9.00%	4.90%	7.20%
Expected credit losses (rate per annum), in % (as a percent)	3.40%	0.00%	5.90%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 444	SFr 69	SFr 1,442
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1	0	70
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,400	SFr 2,068	SFr 2,110
Weighted-average life, in years	6 years	7 years 2 months 13 days	9 years
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	1.00%	5.00%	1.10%
Cash flow discount rate (rate per annum), in % (as a percent)	2.00%	1.20%	1.70%
Expected credit losses (rate per annum), in % (as a percent)	0.80%	2.50%	0.50%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	22.90%	33.00%	30.10%
Cash flow discount rate (rate per annum), in % (as a percent)	29.50%	24.40%	33.70%
Expected credit losses (rate per annum), in % (as a percent)	6.30%	11.20%	15.90%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,221	SFr 1,827	SFr 1,695
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 179	241	415
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 445	SFr 69	SFr 1,512
Weighted-average life, in years	10 years	8 years 4 months 26 days	8 years 2 months 14 days
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	2.40%	2.40%	1.70%
Expected credit losses (rate per annum), in % (as a percent)	0.60%	0.00%	0.70%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	9.00%	4.90%	7.20%
Expected credit losses (rate per annum), in % (as a percent)	3.40%	0.00%	5.90%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 444	SFr 69	SFr 1,442
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1	0	70
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,400	SFr 2,068	SFr 2,110
Weighted-average life, in years	6 years	7 years 2 months 13 days	9 years
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	1.00%	5.00%	1.10%
Cash flow discount rate (rate per annum), in % (as a percent)	2.00%	1.20%	1.70%
Expected credit losses (rate per annum), in % (as a percent)	0.80%	2.50%	0.50%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	22.90%	33.00%	30.10%
Cash flow discount rate (rate per annum), in % (as a percent)	29.50%	24.40%	33.70%
Expected credit losses (rate per annum), in % (as a percent)	6.30%	11.20%	15.90%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,221	SFr 1,827	SFr 1,695
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 179	SFr 241	SFr 415